COMMITMENTS AND CONTINGENCIES (Details Narrative)		6 Months Ended	12 Months Ended
	Oct. 29, 2020 USD ($) Number	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 28, 2020 USD ($)
Loss Contingencies [Line Items]
(Income) expense for long-term compensation plan			$ 66,000	$ 164,000
Accrued Employee Benefits			230,000	164,000
Long-Term Compensation Plan [Member]
Loss Contingencies [Line Items]
Award payouts, stock			0	0
Award payouts, cash			$ 0	0
2018 to 2020 Plans [Member]
Loss Contingencies [Line Items]
Percentage paid out in cash			50.00%
Percentage paid out in stock			50.00%
2019 to 2021 and 2020 to 2022 Plans [Member]
Loss Contingencies [Line Items]
Percentage paid out in cash			25.00%
Percentage paid out in stock			75.00%
Line of Credit [Member]
Loss Contingencies [Line Items]
Line of Credit Facility, Expiration Date		Aug. 28, 2021	Aug. 28, 2020
Line of Credit Facility, Maximum Borrowing Capacity			$ 5,000,000		$ 5,000,000
Long-term Line of Credit		$ 0	0	$ 0
Line of Credit Facility, Remaining Borrowing Capacity		$ 2,101,000	$ 1,051,000
Line of Credit Facility, Interest Rate at Period End		2.00%	2.00%
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Loss Contingencies [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.25%	1.25%
Line of Credit [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Ability to obtain letter of credit, number of letters of credit | Number	1
Line of Credit [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Loss Contingencies [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%	0.75%
Letter of Credit [Member]
Loss Contingencies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000